Commitments and Contingencies - WaMu Matter (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Mar. 31, 2012 NNN Holdings	Dec. 31, 2009 Chatsworth, California NetLeaseInvestment sqft building
Commitments and Contingencies
Number of net lease investments foreclosed on by lender (net lease investment)		1
Number of office buildings in one of the net lease investments (buildings)		3
Total square feet of office buildings (sqft)		257,000
Percentage of property leased WaMu (percent)		100.00%
Loss accrual reversed as a result of ruling	$ 20.0